MIDAS DOLLAR RESERVES, INC.
                                11 Hanover Square
                               New York, NY 10005



                                                May 18, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR

     Re:  Midas Dollar Reserves, Inc. - File No. 2-57953
          Rule 497(j) Certification

Dear Sir or Madam:

     Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Midas Dollar Reserves, Inc. (the "Registrant") hereby certifies:

1. The form of Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recently filed registration statement; and

2. The text of the Registrant's most recent registration statement has been filed electronically.

     Should you have any questions or require additional information, please contact me directly at 1-212-480-6432, extension 208, or jramirez@midasfunds.com.

                                   Sincerely,

                           MIDAS DOLLAR RESERVES, INC.

                               /s/ John F. Ramirez

                               By: John F. Ramirez
                            Chief Compliance Officer